OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule Of Other Accounts Receivable And Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,088	$ 2,473
Government authorities	150	127
Other	144	142
Other accounts receivable and prepaid expenses	$ 2,382	$ 2,742